NOTES PAYABLE (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
SCHEDULE OF NOTES PAYABLE

The Company entered into notes payable as follows as of December 31, 2021 and 2020:

	2021	2020
Note payable, at 8% interest, maturing December 31, 2021 for merger with Tesoro Enterprises Inc. (see Note 1)’ payment due at maturity (repaid on December 30, 2021)	$-	$40,000

Notes payable ($250,000 each), at 2% interest, maturing July 30, 2022; payments due at maturity	500,000	-

EIDL loan at 3.75% interest, maturing May 18, 2050 (assumed in the acquisition of Tickeri), no payments for 2 years, then monthly payments of $731 per month inclusive of interest	150,000	-

Total	650,000	40,000
Less: Current portion	(501,828)	(40,000)
Long-term debt	$148,172	$-

Tickeri Inc [Member]
Debt Instrument [Line Items]
SCHEDULE OF NOTES PAYABLE

The Company entered into notes payable as follows as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
PPP SBA loan - Tickeri	$42,123	$42,123
EIDL loan - Tickeri	150,000	150,000

Total	192,123	192,123
Less: Current portion	(192,123)	(192,123)
Long-term debt	$-	$-

The Company entered into notes payable as follows as of December 31, 2020:

December 31, 2020
PPP SBA loan - Tickeri	$42,123
EIDL loan - Tickeri	150,000

Total	192,123
Less: Current portion	(192,123)
Long-term debt	$-

Monster Creative LLC [Member]
Debt Instrument [Line Items]
SCHEDULE OF NOTES PAYABLE

The Company entered into notes payable as follows as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
PPP SBA loan	$66,117	$66,117

Total	66,117	66,117
Less: Current portion	(66,117)	(66,117)
Long-term debt	$-	$-

The Company entered into notes payable as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
PPP SBA loan	$66,117	$-

Total	66,117	-
Less: Current portion	(66,117)	-
Long-term debt	$-	$-

Notes Payable [Member]
Debt Instrument [Line Items]
SCHEDULE OF MATURITIES NOTES PAYABLE	Maturities of notes payable for the next five years as of December 31 are as follows:
2022	$501,828
2023	2,845
2024	2,938
2025	3,066
2026	3,183
Thereafter	136,140
$650,000